Debt (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Unamortized discount - net		$ (9,700)		$ (6,768)
Debt financing costs				(23,612)
Total Long-term debt - AES Indiana		4,038,698		3,003,420	$ 3,000,450
Less: current portion of long-term debt		445,000		445,000	0
Net consolidated AES Indiana long-term debt				2,558,420	3,000,450
Face amount		4,278,800		3,488,800	3,033,800
Net proceeds from debt issuance				0	350,000	$ 95,000
Proceeds from loan		92,000
Indianapolis Power And Light Company
Debt Instrument [Line Items]
First mortgage bonds		2,769,165		2,128,293	2,126,787
Unamortized discount - net		(8,266)		(6,449)	(6,651)
Debt financing costs		(26,369)		(19,058)	(20,400)
Total AES Indiana first mortgage bonds		2,769,165		2,128,293
Total Long-term debt - AES Indiana		2,769,165		2,128,293	2,126,787
Less: current portion of long-term debt		40,000		40,000	0
Net consolidated AES Indiana long-term debt		2,729,165		2,088,293	2,126,787
Outstanding borrowings		195,000		155,000
Face amount		2,998,800		2,608,800	2,153,800
Net proceeds from debt issuance		650,000	$ 0	0	350,000	$ 95,000
Repayment of debt		300,000
Proceeds from loan	$ 92,000
Indianapolis Power And Light Company | First Mortgage Bond 3.125% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 40,000		40,000
Interest rate		3.125%
Due date		Dec. 31, 2024
Indianapolis Power And Light Company | First Mortgage Bond 0.65% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 40,000		40,000
Interest rate		0.65%
Due date		Aug. 31, 2025
Indianapolis Power And Light Company | First Mortgage Bond 0.75% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 30,000		30,000
Interest rate		0.75%
Due date		Apr. 30, 2026
Indianapolis Power And Light Company | First Mortgage Bond 0.95% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 60,000		60,000
Interest rate		0.95%
Due date		Apr. 30, 2026
Indianapolis Power And Light Company | First Mortgage Bond 1.40% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 55,000		55,000
Interest rate		1.40%
Due date		Aug. 31, 2029
Indianapolis Power And Light Company | First Mortgage Bond 5.65% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 350,000		350,000
Interest rate		5.65%
Due date		Dec. 31, 2032
Indianapolis Power And Light Company | First Mortgage Bond 6.60% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 100,000		100,000
Interest rate		6.60%
Due date		Jan. 31, 2034
Indianapolis Power And Light Company | First Mortgage Bond 6.05% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 158,800		158,800
Interest rate		6.05%
Due date		Oct. 31, 2036
Indianapolis Power And Light Company | First Mortgage Bond 6.60% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 165,000		165,000
Interest rate		6.60%
Due date		Jun. 30, 2037
Indianapolis Power And Light Company | First Mortgage Bond 4.875% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 140,000		140,000
Interest rate		4.875%
Due date		Nov. 30, 2041
Indianapolis Power And Light Company | First Mortgage Bond 4.65% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 170,000		$ 170,000	$ 170,000
Interest rate		4.65%		4.65%
Due date		Jun. 30, 2043
Indianapolis Power And Light Company | First Mortgage Bond 4.50% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 130,000		$ 130,000
Interest rate		4.50%
Due date		Jun. 30, 2044
Indianapolis Power And Light Company | First Mortgage Bond 4.70% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 260,000		260,000
Interest rate		4.70%
Due date		Sep. 30, 2045
Indianapolis Power And Light Company | First Mortgage Bond 4.05% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 350,000		350,000
Interest rate		4.05%
Due date		May 31, 2046
Indianapolis Power And Light Company | First Mortgage Bond 4.875% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 105,000		105,000
Interest rate		4.875%
Due date		Nov. 30, 2048
Indianapolis Power And Light Company | First Mortgage Bond 5.70% [Member]
Debt Instrument [Line Items]
First mortgage bonds		$ 650,000		$ 0
Interest rate		5.70%
Due date		Apr. 30, 2054
Net proceeds from debt issuance		$ 640,500